                                   Rule 497(e)
                                File No. 33-83928

                         Retirement Plan Series Account
                                       of
                   Great-West Life & Annuity Insurance Company

                      Supplement effective July 26, 1999 to
                           the May 1, 1999 Prospectus


On page 7 of the prospectus, please delete the disclosure regarding the Maxim Investment Grade Corporate Bond Portfolio and replace with the following:

------------------------------ ------------- ------------- ---------------------
                                Management        Other      Total Maxim Series
               Portfolio           Fees         Expenses    Fund Annual Expenses
------------------------------ ------------- ------------- ---------------------
------------------------------ ------------- ------------- ---------------------
Maxim Bond Index Portfolio
(formerly the Investment Grade    0.50%           None              0.50%
Corporate Bond Portfolio)
------------------------------ ------------- ------------- -------


One page 8 of the prospectus, please delete the disclosure regarding the Maxim Investment Grade Corporate Bond Portfolio and replace with the following:

-------------------------------- ------------- ---------- ----------- ----------
          Investment Division       1 Year     3 Year      5 Year     10 Year
-------------------------------- ------------- ---------- ----------- ----------
-------------------------------- ------------- ---------- ----------- ----------
Maxim Bond Index Portfolio
(formerly the Investment Grade      $52.50     $16.47      $28.71      $64.44
Corporate Bond Portfolio)
-------------------------------- ------------- ---------- ----------- ----------


On Page 11of the prospectus, please delete the disclosures regarding the Maxim Investment Grade Corporate Bond Portfolio, Maxim Value Index Portfolio and Maxim Growth Index Portfolio and replace with the following:

o Maxim Bond Index Portfolio (formerly the Investment Grade Corporate Bond Portfolio) seeks to provide investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

o Maxim Value Index Portfolio seeks to provide investment results, before fees, that track the total return of the common stocks that comprise the S&P/Barra Value Index.1

o Maxim Growth Index Portfolio seeks to provide investment results, before fees, that track the total return of the common stocks that comprise the S&P/Barra Growth Index.1


--------
1 Standard & Poor's and Barra are not sponsors of, or in any other way affiliated with, the Maxim Growth Index and Maxim Value Index Portfolios or Maxim Series Fund.